FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.05	0.14
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.26	1.12
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.99	0.85
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0135	0.0412
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0491	0.0412
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0463
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 22.0	$ 1.7
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.01	0.30
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.20	1
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.88	0.97
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0019	0.0200
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.2681	0.0200
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0614	0.0200
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0162	0.0145
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1849	0.1350
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0318	0.0322
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Option model | Gap risk | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Option model | Gap risk | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.02
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Option model | Gap risk | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0135	0.0115
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0205	0.0196
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0150	0.0144
Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 15.3	$ 10.5
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 2.6	$ 0.7
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0051	0.0023
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0201	0.0175
Derivative financial instruments: Interest rate contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.4	$ 0.5
Financial liabilities measured at fair value	$ 0.2	$ 0.1
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0045	0.0075
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0154	0.0143
Derivative financial instruments: Interest rate contracts | Option model | Volatility of inflation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.01
Derivative financial instruments: Interest rate contracts | Option model | Volatility of inflation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.06
Derivative financial instruments: Interest rate contracts | Option model | IR-to-IR correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04
Derivative financial instruments: Interest rate contracts | Option model | IR-to-IR correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1
Derivative financial instruments: Credit derivative contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.5	$ 0.3
Financial liabilities measured at fair value	$ 0.6	$ 0.3
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0002	0.0003
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0242	0.0277
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0001	0.0009
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.2421	0.0565
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.50
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.66
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit volatility | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit volatility | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.14
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1
Derivative financial instruments: Credit derivative contracts | Option model | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0026
Derivative financial instruments: Credit derivative contracts | Option model | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.2159
Derivative financial instruments: Equity / index contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.3	$ 0.7
Financial liabilities measured at fair value	$ 3.3	$ 1.2
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.17	0.20
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04	0.04
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.42	1.20
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.40)	(0.29)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.77	0.84
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.50)	(0.25)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 1.0
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0035
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0102